Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.

Fiscal Year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO(2) ($)	Average summary compensation table total for non-PEO NEOs(3) ($)	Average compensation actually paid to non-PEO NEOs(4) ($)	Value of initial fixed $100 investment based on total shareholder return (“TSR”)(5) ($)	Net loss ($)
2025	—	—	488,359	502,206	52.41	18,824,126
2024	130,480	420,388	446,651	466,267	(9.09)	$17,470,489

(1)      Represents the amounts of total compensation reported for our PEO during each corresponding year in the “Total” column of the Summary Compensation Table above. Mr. Besser is paid de minimis annual compensation of $1.00.

(2)      Represents the amount of “compensation actually paid” to our PEO as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Fiscal Year	Summary compensation table total for PEO ($)	Reported value of equity awards for PEO ($)	Fair value as of year- end for awards granted during the year ($)	Fair value year- over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Compensation actually paid to PEO ($)
2025	—	—	—	—	—	—	—
2024	130,480	130,480	205,696	—	214,692	—	420,388

(3)      Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For fiscal years 2024 and 2025, this included Paul DiPerna and Kevin Schmid (the “Non-PEO NEOs”).

(4)      Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:

Fiscal Year	Average summary compensation table total for Non-PEO NEOs ($)	Reported value of equity awards for NEOs ($)	Fair value as of year- end for awards granted during the year ($)	Fair value year- over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Average compensation actually paid to Non-PEO NEOs ($)
2025	488,359	(158,359)	105,040	10,801	45,887	10,477	502,206
2024	446,651	(171,651)	242,159	(31,700)	93,526	(112,718)	466,267

(5)      TSR is cumulative for the measurement periods beginning on March 31, 2023 and ending on March 31 of each of 2024 and 2025, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in fiscal 2025 or 2024.

(6)      The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.

PEO Total Compensation Amount	[1]		$ 130,480
PEO Actually Paid Compensation Amount	[2]		420,388
Non-PEO NEO Average Total Compensation Amount	[3]	488,359	446,651
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 502,206	466,267
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[5]	$ 52.41	(9.09)
Net Income (Loss)		18,824,126	17,470,489
PEO [Member] | Summary compensation table total for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			130,480
PEO [Member] | Reported value of equity awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			130,480
PEO [Member] | Fair value as of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			205,696
PEO [Member] | Fair value year- over-year increase or decrease in unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Fair value of awards granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			214,692
PEO [Member] | Fair value increase or decrease from prior year end for awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Compensation actually paid to PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			420,388
Non-PEO NEOs [Member] | Fair value as of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		105,040	242,159
Non-PEO NEOs [Member] | Fair value of awards granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		45,887	93,526
Non-PEO NEOs [Member] | Fair value increase or decrease from prior year end for awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,477	(112,718)
Non-PEO NEOs [Member] | Average summary compensation table total for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		488,359	446,651
Non-PEO NEOs [Member] | Reported value of equity awards for NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(158,359)	(171,651)
Non-PEO NEOs [Member] | Fair value year-over- year increase or decrease in unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,801	(31,700)
Non-PEO NEOs [Member] | Average compensation actually paid to Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 502,206	$ 466,267

[1]	Represents the amounts of total compensation reported for our PEO during each corresponding year in the “Total” column of the Summary Compensation Table above. Mr. Besser is paid de minimis annual compensation of $1.00.
[2]	Represents the amount of “compensation actually paid” to our PEO as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
Fiscal Year	Summary compensation table total for PEO ($)	Reported value of equity awards for PEO ($)	Fair value as of year- end for awards granted during the year ($)	Fair value year- over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Compensation actually paid to PEO ($)
2025	—	—	—	—	—	—	—
2024	130,480	130,480	205,696	—	214,692	—	420,388

[3]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For fiscal years 2024 and 2025, this included Paul DiPerna and Kevin Schmid (the “Non-PEO NEOs”).
[4]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
Fiscal Year	Average summary compensation table total for Non-PEO NEOs ($)	Reported value of equity awards for NEOs ($)	Fair value as of year- end for awards granted during the year ($)	Fair value year- over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Average compensation actually paid to Non-PEO NEOs ($)
2025	488,359	(158,359)	105,040	10,801	45,887	10,477	502,206
2024	446,651	(171,651)	242,159	(31,700)	93,526	(112,718)	466,267

[5]	TSR is cumulative for the measurement periods beginning on March 31, 2023 and ending on March 31 of each of 2024 and 2025, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in fiscal 2025 or 2024.